PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	$ (576)	$ 150
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	36.00%	35.00%
Fixed Income Securities (including cash) (in percent)	43.00%	53.00%
Real Estate (in percent)	10.00%	7.00%
Other (in percent)	11.00%	5.00%
Total (in percent)	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	6.00%	6.00%
Fixed Income Securities (including cash) (in percent)	77.00%	87.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	16.00%	6.00%
Total (in percent)	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	1.00%	1.00%
Fixed Income Securities (including cash) (in percent)	69.00%	69.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	30.00%	30.00%
Total (in percent)	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	27.00%	27.00%
Fixed Income Securities (including cash) (in percent)	42.00%	49.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	4.00%	3.00%
Fixed Income Securities (including cash) (in percent)	77.00%	87.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	16.00%	6.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	1.00%	1.00%
Fixed Income Securities (including cash) (in percent)	55.00%	69.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	7.00%	8.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	9.00%	8.00%
Fixed Income Securities (including cash) (in percent)	1.00%	4.00%
Real Estate (in percent)	10.00%	7.00%
Other (in percent)	11.00%	5.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	2.00%	3.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	14.00%	0.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	23.00%	22.00%